Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Cross Default - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Cross default limit			$ 150,000
Borrowings	$ 29,474	$ 40,867		$ 68,868
Percentage of bondholders, demands debt acceleration	50.00%
Default amount percentage to consolidated assets that can lead to a cross default	3.00%
Yankee Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	$ 150,000
Percentage of bondholders, demands debt acceleration	25.00%
Bonds outstanding	$ 590,695
Domestic Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding	15,944
Bank Loan
Disclosure Of Other Provisions [Line Items]
Borrowings	$ 351,820